Commitment and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2019
Lessee, Lease, Description [Line Items]
Lease liability to be paid		$ 26,141
Impairment charges	$ 3,395	3,573
Rent expense		6,500	$ 1,900	$ 1,200
Office space | May 2019 Lease
Lessee, Lease, Description [Line Items]
Lease liability to be paid					$ 25,600
Tenant improvement allowance					$ 2,500
Office space | December 2019 Lease
Lessee, Lease, Description [Line Items]
Lease liability to be paid			$ 8,800
Impairment charges		$ 3,400